Employee Cost - Summary of Employee Cost (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Employee Cost [Abstract]
Wages and salaries	$ 1,301,962	$ 1,102,323	$ 900,596
Other remunerations	208,105	164,011	133,237
Social benefits	209,158	154,563	116,581
Severance payments	12,265	16,901	13,401
Labor union fees	25,576	24,202	22,183
Taxes on employee benefits	38,715	30,064	19,987
PTU	146,802	96,455	56,531
Retirement employee benefits	68,966	51,452	35,530
Others	114,409	84,490	75,218
Total employee cost	$ 2,125,958	$ 1,724,461	$ 1,373,264